CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (2,955)	$ (1,752)	$ (2,554)
Foreign currency translation income (loss) adjustment	(42)	1
Comprehensive loss	$ (2,997)	$ (1,751)	$ (2,554)